Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes payable, debt discounts	$ 53,442	$ 0	$ 412,673
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,200,000	9,200,000	9,200,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	76,736,274	67,202,907	65,599,565
Common stock, shares outstanding	76,736,274	67,202,907	65,599,565
Subscriptions payable shares		0	262,066
Series A Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	500,000	500,000	500,000
Temporary equity, shares issued	99,733	70,233	65,233
Temporary equity, shares outstanding	99,733	70,233	65,233
Preferred stock, par value	$ 10
Preferred stock, shares authorized	10,000,000	10,000,000
Series B Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	300,000	300,000	300,000
Temporary equity, shares issued	248,501	272,168	238,501
Temporary equity, shares outstanding	248,501	272,168	238,501
Preferred stock, par value	$ 15